OTHER PROVISIONS (Tables)	6 Months Ended
Jun. 30, 2019
OTHER PROVISIONS.
Schedule of other provisions

30 June 2019
US$’000
Balance at beginning of period	1,990
Changes in estimates	570
Settlements	(580)
Unwinding of discount	33
Balance at end of period (1)	2,013

(1)As at 30 June 2019 $1.0 million was classified as current.